CURRENT EXPECTED CREDIT LOSSES	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
CURRENT EXPECTED CREDIT LOSSES

3. CURRENT EXPECTED CREDIT LOSSES

Credit Losses

The Company has exposure to credit losses primarily through its sales of refined products. The Company evaluates creditworthiness on an individual customer basis. The Company utilizes a financial review model for purposes of evaluating creditworthiness which is based on information from financial statements and credit reports. The financial review model enables the Company to assess the customer’s risk profile and determine credit limits on the basis of their financial strength, including but not limited to, their liquidity, leverage, debt serviceability, longevity and how they pay their bills. The Company may require security in the form of letters of credit or cash payments in advance of product delivery for certain customers that are deemed higher risk.

The Company’s payment terms on its trade receivables are relatively short, generally 30 days or less for a substantial majority of its refined products. As a result, the Company’s collection risk is mitigated to a certain extent by the fact that sales are collected in a relatively short period of time, allowing for the ability to reduce exposure on defaults if collection issues are identified. Notwithstanding, the Company reviews each customer’s credit risk profile at least annually or more frequently if warranted. Following the widespread market disruption that has resulted from the COVID-19 pandemic and related governmental responses, the Company has been performing ongoing credit reviews of its customers including monitoring for any negative credit events such as customer bankruptcy or insolvency events. As a result, the Company has adjusted payment terms or limited available trade credit for certain customers, as well as for customers within industries that are deemed to be at higher risk.

The Company performs a quarterly allowance for doubtful accounts analysis to assess whether an allowance needs to be recorded for any outstanding trade receivables. In estimating credit losses, management reviews accounts that are past due, have known disputes or have experienced any negative credit events that may result in future collectability issues. There was no allowance for doubtful accounts recorded as of June 30, 2020 and December 31, 2019.